CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings - Unrestricted	Retained Earnings - Statutory Reserve	Accumulated Other Comprehensive Income	Total
Beginning Balance - Amount at Dec. 31, 2009	$ 0	$ 1,379	$ 135,721	$ 4,216,433	$ 978,777	$ 689,084	$ 6,021,393
Beginning Balance - Shares at Dec. 31, 2009	0	13,785,902
Recapitalization due to reverse merger in February 2010, Shares	343,750	0
Recapitalization due to reverse merger in February 2010, Amount	34	0	136,609	0	0	0	136,643
Reclass dividend payable to shareholders			10,915,576	0			10,915,576
Recapitalization due to reverse merger in July 2010, Shares	(343,750)	999,991
Recapitalization due to reverse merger in July 2010, Amount	(34)	100	(66)				0
Share issuance for cash, Shares		1,989,220
Share issuance for cash, Amount		199	4,153,870	0	0	0	4,154,069
Net income				13,235,416			13,235,416
Allocation to statutory reserve				(1,323,542)	1,323,542		0
Foreign currency translation adjustment						1,076,580	1,076,580
Ending Balance, Amount at Dec. 31, 2010	0	1,678	15,341,710	16,128,307	2,302,318	1,765,664	35,539,678
Ending Balance, Shares at Dec. 31, 2010	0	16,775,113
Net income				16,130,370			16,130,370
Allocation to statutory reserve				(1,656,663)	1,656,636		0
Foreign currency translation adjustment						1,581,337	1,581,337
Ending Balance, Amount at Dec. 31, 2011	$ 0	$ 1,678	$ 15,341,710	$ 30,602,014	$ 3,958,981	$ 3,347,001	$ 53,251,385
Ending Balance, Shares at Dec. 31, 2011	0	16,775,113